Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of Net (Loss)/Profit Per Share	Net (loss)/profit per share is presented below:
	Year ended March 31
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(US$)
	(amounts in millions, except share and per share data)
Net loss attributable to APGL equity shareholders (A)	(4,206)	(2,104)	(2,285)	(27.8)
Shares outstanding for allocation of undistributed income:
Equity shares	48,195,962	64,161,490	64,166,360	64,166,360
Weighted average shares outstanding
Equity shares – Basic (B)	47,979,581	50,876,360	64,166,360	64,166,360
Equity shares – Diluted (C)	47,979,581	50,876,360	64,166,360	64,166,360
Net (loss)/profit per share – basic and diluted
Equity earnings/(loss) per share – Basic (D=A/B)	(87.66)	(41.36)	(35.61)	(0.43)
Equity earnings/(loss) per share – Diluted (E=A/C)	(87.66)	(41.36)	(35.61)	(0.43)